Inventories	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories

Note 9.      Inventories

Inventories consisted of the following:

	As at December 31,	As at December 31,
USD'000	2024	2023
Raw materials	764	1,025
Work in progress	482	4,206
Finished goods	172	-
Total inventories	1,418	5,231

In the years ended December 31, 2024, 2023 and 2022, the Group recorded an inventory valuation allowance in the income statement in an amount of, respectively, USD 92,284, USD 220,289 and USD 204,211 on raw materials, and a credit of USD 615,608, and debits of USD 373,469 and USD 349,623 on work in progress. The credit on work in progress in 2024 results from the release of a provision.